Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	JH Designs, Inc.
Entity Central Index Key	0001520668
Document Type	8-K
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2013